Restructuring - Summary of Balance Sheet Components of Restructuring Activity (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring accruals	$ 4,639	$ 4,639	$ 1,714
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Restructuring, acquisition, integration and other, net	Restructuring, acquisition, integration and other, net
2022 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Cost incurred in 2022	$ 5,000	$ 4,612
Foreign currency translation adjustment		27
Restructuring accruals	4,639	4,639
2022 Restructuring Plan | Personnel Related
Restructuring Cost and Reserve [Line Items]
Cost incurred in 2022	4,100	4,121
Foreign currency translation adjustment		24
Restructuring accruals	$ 4,145	4,145
Restructuring, Incurred Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of sales
2022 Restructuring Plan | Contract and Other Costs
Restructuring Cost and Reserve [Line Items]
Cost incurred in 2022		491
Foreign currency translation adjustment		3
Restructuring accruals	$ 494	$ 494